FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2021
FAIR VALUE MEASUREMENTS
Schedule of fair value of financial instruments measured on recurring basis

The following tables present information about the Company’s assets and liabilities that are measured at fair value on a recurring basis (in thousands):

	December 31, 2021
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$1,345,174	$—	$—	$1,345,174
Commercial paper (due within 90 days)	—	329,345	—	329,345
Total financial assets	$1,345,174	$329,345	$—	$1,674,519
Liabilities
Contingent earn-out liability	$—	$—	$153,041	$153,041
Warrant liabilities	11,813	9,302	—	21,115
Total financial liabilities	$11,813	$9,302	$153,041	$174,156

	December 31, 2020
	Level 1	Level 2	Level 3	Total
Assets
Cash equivalents:
Money market funds	$361,087	$—	$—	$361,087
Commercial bonds (due within 90 days)	—	32,059	—	32,059
Commercial paper (due within 90 days)	—	94,536	—	94,536
Total financial assets	$361,087	$126,595	$—	$487,682

Schedule of change in fair value

The following table presents a summary of the change in the fair value of the Company’s level 3 financial instruments (in thousands):

Fair Value

Fair value as of December 31, 2020	$—
Contingent earn-out liability recognized upon the Closing of the Business Combination	240,106
Change in fair value	(87,065)
Fair value as of December 31, 2021	$153,041

Fair Value

Fair value as of December 31, 2020	$—
Warrant liabilities acquired as part of Business Combination	29,995
Change in fair value	(8,880)
Fair value as of December 31, 2021	$21,115